Inventories - Disclosure of Inventories (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of inventories [Line Items]
Current inventories	S/ 143,764	S/ 130,521	S/ 87,578
Medicines [Member]
Disclosure Of inventories [Line Items]
Current inventories	100,398	101,970	62,372
Medical supplies [Member]
Disclosure Of inventories [Line Items]
Current inventories	38,550	21,563	18,220
Supplies and packaging [Member]
Disclosure Of inventories [Line Items]
Current inventories	S/ 4,816	S/ 6,988	S/ 6,986